Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Cash at bank and in hand	60	199	553

Schedule of credit risk exposure

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
A+	45	11	(8)
A	-	-	-
A-	-	-	2
AA-	15	188	559
Total	60	199	553